Subsequent Event - Additional Information (Detail) - $ / shares			12 Months Ended
	Apr. 01, 2022	Feb. 08, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock previous rate			$ 1.95
Subsequent Event
Subsequent Event [Line Items]
Cash dividend, common stock and Class B common stock current rate rate		$ 2.20
Effective date of increase in quarterly cash dividend rate	2022-04